INCOME TAXES (Details 4) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Plant, equipment and mining properties	$ 31,951,605	$ 27,738,747	$ 18,593,232	$ 18,593,232
Exploration and evaluation assets	43,337,870	30,791,736	29,896,658	29,896,658
Reclamation provision and other	11,638,157	6,962,911	4,369,486	$ 4,369,486
Unrecognized deductible temporary differences [Member]
Disclosure of other provisions [line items]
Tax losses carried forward	13,972,696	17,350,158	18,964,478
Share issue costs	1,100,308	1,466,423	41,040
Plant, equipment and mining properties	6,198,014	3,872,794	721,282
Exploration and evaluation assets	1,330,085	1,257,512	10,530,316
Investments	197,978	189,056	191,474
Reclamation provision and other	10,053,737	5,602,790	369,329
Unrecognized deductible temporary differences	$ 32,852,818	$ 29,738,733	$ 30,817,919